Subsequent Events	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 18 – Subsequent Events

Promissory Notes Payment

On June 1, 2022, the Company paid the balance owed on one of two Terragenx $1.875 million convertible notes for an aggregate payment of $948,874, including all principal and interest owed.

Promissory Notes Payment and Extension

On June 1, 2022, the Company made a partial payment on principal and interest owed on one of two Terragenx $1.875 million convertible notes for a payment of $192,188. On June 1, 2022, the Company and the note holder agreed to extend the maturity date to November 29, 2022 with a principal amount face value of $937,500 and interest rate that shall accrue at a rate equal to one percent per annum.

Promissory Note Amortization Payment

On June 14, 2022, the Company made a cash payment in the aggregate amount of $1,391,589 for the monthly Amortization Payment pursuant to the terms and conditions of the $16.66m+ convertible notes.

Dalcourt and Gaynor Board of Directors Compensation

On June 29, 2022, the Board granted Pierre Dalcourt 250,000 shares of common stock pursuant to the Novo Integrated Sciences, Inc. 2021 Equity Incentive Plan registered on a Form S-8 filed by the Company with the Securities and Exchange Commission on February 19, 2021 (Commission File No. 333-253289 (the “2021 Plan”) as consideration for over 5-years of service to the Board without having received compensation.

On June 29, 2022, the Board granted Michael Gaynor 50,000 shares of common stock pursuant to the 2021 Plan as consideration for over 5-years of service to the Board without having received compensation.

BOD and Committee Changes

Effective June 30, 2022, Robert Oliva, Michael Gaynor and Pierre Dalcourt resigned as members of the Board of Directors. Also, effective June 30, 2022, (i) Sarfaraz Ali was appointed as a member of the Board of Directors; (ii) the size of the Board of Directors was reduced from seven to five members. The Board of Directors has undertaken a review of Mr. Ali’s independence and determined that Mr. Ali does not have a material relationship with the Company that could compromise his ability to exercise independent judgment in carrying out his responsibilities and that Mr. Ali is “independent” as that term is defined under the listing standards of The Nasdaq Stock Market LLC. As a result, effective June 30, 2022, following the aforementioned Board changes, a majority of the Company’s Board of Directors is independent. As compensation for Mr. Ali’s services as a director, it is expected that the Board will grant to Mr. Ali common stock with a fair market value of $75,000. As of June 30, 2022, the Board consists of the following 5 members:

Robert Mattacchione

Christopher David

Alex Flesias

Michael Pope

Sarfaraz Ali

Effective June 30, 2022, the Board of Directors appointed Mr. Ali to serve as a member of the Audit Committee, the Compensation Committee and the Nominating and Corporate Governance Committee. As of June 30, 2022, the Board committee chairs and members are as follows:

	Audit Committee	Compensation Committee	Nominating and Corporate Governance Committee
Michael Pope	Chair	Member	Member
Sarfaraz Ali	Member	Chair	Member
Alex Flesias	Member	Member	Chair

Promissory Note Payment

On June 30, 2022, the Company paid the balance owed on an Acenzia promissory note for an aggregate payment of $5,300,000, including all principal and interest owed.

Restricted Stock Issuance for Independent Contractor Agreement

On July 5, 2022, the Company issued 50,000 restricted shares of common stock as consideration for an Independent Contractor Agreement.

Promissory Note Conversion

On December 14, 2021, the Company issued to certain accredited institutional investors senior secured convertible notes, which notes are convertible into shares of the Company’s common stock, under certain conditions. On July 12, 2022, a note holder converted $25,000 in principal and $143 in interest of these notes resulting in the issuance, by the Company, of 12,572 shares of common stock to the noteholder. The shares were issued on July 13, 2022.

Note 18 – Subsequent Events

2021 Plan Option Grant

On October 1, 2021, the Company granted 48,000 options under the 2021 Plan at an exercise price of $1.87 per share. The options fully vested on the date of grant and expire on October 1, 2026.

MiTelemed+

On October 8, 2021, the Company and NHL completed a Joint Venture Agreement (the “MiTelemed+ JV”) with EK-Tech Solutions Inc. (“EK-Tech”) to establish the joint venture company MiTelemed+ Inc., an Ontario province Canada corporation (“MiTelemed+”), to operate, support, and expand access and functionality of EK-Tech’s enhanced proprietary Telehealth platform. At closing, EK-Tech contributed all intellectual property, source code, and core data of the iTelemed platform, valued at CAD$1,500,000, and NHL issued to EK-Tech, non-voting NHL Exchangeable Special Shares, free and clear of all liens and encumbrances, which are issued solely for the purpose of EK-Tech to exchange, for 185,000 restricted shares of Company’s common stock solely upon EK-Tech meeting terms and conditions for exchange of the NHL Exchangeable Special Shares as defined in the MiTelemed+ JV. The net profits and net losses of the JV will be split 50/50 between NHL and EK-Tech.

Terragenx Share Exchange

On November 17, 2021, the Company and NHL, a wholly owned subsidiary of the Company, entered into that certain Share Exchange Agreement (the “Terra SEA”), dated as of November 17, 2021, by and among the Company, NHL, Terragenx Inc. (“Terra”), TMS Inc. (“TMS”), Shawn Mullins, Claude Fournier, and The Coles Optimum Health and Vitality Trust (“COHV” and collectively with TMS, Mr. Mullins and Mr. Fournier, the “Terra Shareholders”). Collectively, the Terra Shareholders owned 91% of the outstanding shares of Terra (the “Terra Purchased Shares”).

Pursuant to the terms of the Terra SEA, NHL agreed to purchase from the Terra Shareholders, and the Terra Shareholders agreed to sell to NHL, the Terra Purchased Shares on the closing date, in exchange for payment by NHL of the purchase price (the “Purchase Price”) of CAD$500,000 (approximately $398,050) (the “Exchange”). The Purchase Price was to be paid with the issuance, by NHL to the Terra Shareholders, of certain non-voting NHL special shares exchangeable into restricted shares of the Company’s common stock (the “NHL Exchangeable Shares”). The total shares of Company common stock allotted in favor of the Terra Shareholders was calculated at a per share price of $3.35.

The Exchange closed on November 17, 2021. At the closing of the Exchange, (i) the Terra Shareholders transferred to NHL a total of 910 shares of Terra common stock, representing 91% of Terra’s outstanding shares, and (ii) a total of 100 NHL Exchangeable Shares were issued to the Terra Shareholders, which NHL Exchangeable Shares are exchangeable into a total of 118,821 restricted shares of the Company’s common stock. As a result of the Exchange, NHL has 91% ownership of Terra and full control of the Terra business.

Mullins Asset Purchase Agreement

On November 17, 2021, the Company entered into that certain Asset Purchase Agreement (the “Mullins APA”), dated as of November 17, 2021, by and between the Company and Terence Mullins. Pursuant to the terms of the Mullins APA, Mr. Mullins agreed to sell, and the Company agreed to purchase, all of Mr. Mullins’ right, title and interest in and to certain assets (the “Mullins IP Assets”), in exchange for a purchase price of CAD$2,500,000 (approximately $1,990,250) which is to be paid as follows:

(a)	CAD$2,000,000 (approximately $1,592,200) is to be issued or allotted to Mr. Mullins only after patent-pending status, in the U.S. or internationally, is designated for all Mullins IP Assets (the “Mullins IP Assets CAD$2m Shares”), as either restricted shares of Company common stock or NHL Exchangeable Shares, as determined by Mr. Mullins. Once issued or allotted, the Mullins IP Assets CAD $2m Shares will be held in escrow pending registration and approval for all Mullins IP Assets, and

(b)	CAD$500,000 (approximately $398,050) is to be issued in the form of 118,821 restricted shares of Company common stock, free and clear of all liens, pledges, encumbrances, charges, or known claims of any kind, nature, or description, upon closing of the Mullins APA

All shares issued or allotted under the terms and conditions of the Mullins APA are calculated at a value of $3.35 per share.

In addition, the Company will pay a royalty equal to 10% of net revenue (net profit) of all iodine related sales reported through the Company or any of its wholly owned subsidiaries for a period equal to the commercial validity of the intellectual property.

Jefferson Street Capital Stock Purchase Agreement & Secured Convertible Promissory Note

On November 17, 2021, the Company and Terra entered into that certain securities purchase agreement (the “Jefferson SPA”), dated as of November 17, 2021, by and among the Company, Terra and Jefferson Street Capital LLC (“Jefferson”). Pursuant to the terms of the Jefferson SPA, (i) the Company agreed to issue and sell to Jefferson the Jefferson Note (as hereinafter defined); (ii) the Company agreed to issue to Jefferson the Jefferson Warrant (as hereinafter defined); and (iii) the Company agreed to issue to Jefferson 1,000,000 restricted shares of Company common stock, as collateral on the Jefferson Note, which is being held by the escrow agent and subject to return to the Company upon full payment of the Jefferson Note; and (iv) Jefferson agreed to pay to the Company $750,000 (the “Jefferson Purchase Price”).

Pursuant to the terms of the Jefferson SPA, on November 17, 2021, Terra issued to Jefferson a secured convertible promissory note (the “Jefferson Note”) with a maturity date of May 17, 2022 (the “Maturity Date”), in the principal amount of $937,500. The Company acted as guarantor on the Jefferson Note. Pursuant to the terms of the Jefferson Note, Terra agreed to pay to Jefferson $937,500 (the “Principal Amount”), with a purchase price of $750,000 plus an original issue discount in the amount of $187,500 (the “OID”), and to pay interest on the Principal Amount at the rate of 1% per annum.

Any amount of principal, interest or other amount due on the Jefferson Note that is not paid when due will bear interest at the rate of the lesser of (i) 12%, or (b) the maximum rate allowed by law.

Jefferson may, at any time, convert all or any portion of the then outstanding and unpaid principal amount and interest into shares of the Company’s common stock at a conversion price of $3.35 per share. The Jefferson Note has a 4.99% equity blocker; provided, however, that the 4.99% equity blocker may be waived (up to 9.99%) by Jefferson, at Jefferson’s election, on not less than 61 days’ prior notice to the Company.

On November 17, 2021, Jefferson paid the Jefferson Purchase Price of $750,000 in exchange for the Jefferson Note. Terra intends to use the proceeds for the acquisition of the Mullins IP and thereafter for working capital and other general purposes.

Terra may prepay the Jefferson Note at any time in accordance with the terms of the Jefferson Note.

Except as related to the next transaction after the issue date of the Jefferson Note conducted on the Company’s behalf by the Maxim Group LLC, Terra and the Company agreed to pay to Jefferson on an accelerated basis, any outstanding Principal Amount of the Jefferson Note, along with all unpaid interest, and fees and penalties, if any, from the sources of capital below, at Jefferson’s discretion, it being acknowledged and agreed by Jefferson that the Company and Terra have the right to make bona fide payments to vendors with Company common stock:

●	At Jefferson’s option, 15% of the net cash proceeds of any future financings by the Company, Terra or any subsidiary, whether debt or equity, or any other financing proceeds such as cash advances, royalties or earn-out payments.
●	All net proceeds from any sale of assets of the Company, Terra or any subsidiaries other than sales of inventory in the ordinary course of business or receipt by the Company or any subsidiaries of any tax credits or collections pursuant to any settlement or judgement.
●	Net proceeds resulting from the sale of any assets outside of the ordinary course of business or securities in any subsidiary.

Jefferson Street Capital Common Stock Purchase Warrant

Also on November 17, 2021, pursuant to the terms of the Jefferson SPA, the Company issued to Jefferson a common stock purchase warrant (the “Jefferson Warrant”) for the purchase of 111,940 shares of the Company’s common stock. The per share exercise price under the Jefferson Warrant is, subject to adjustment as described therein, $3.35. The Jefferson Warrant is exercisable during the period commencing on November 17, 2021 and ending at 5:00 p.m., New York City time, on November 17, 2024.

Platinum Point Capital Stock Purchase Agreement & Secured Convertible Promissory Note

On November 17, 2021, the Company and Terra entered into that certain securities purchase agreement (the “Platinum SPA”), dated as of November 17, 2021, by and among the Company, Terra and Platinum Point Capital LLC (“Platinum”). Pursuant to the terms of the Platinum SPA, (i) the Company agreed to issue and sell to Platinum the Platinum Note (as hereinafter defined); (ii) the Company agreed to issue to Platinum the Platinum Warrant (as hereinafter defined); and (iii) the Company agreed to issue to Platinum 1,000,000 restricted shares of the Company common stock, as collateral on the Platinum Note, which is being held by the escrow agent and subject to return to the Company upon full payment of the Platinum Note; and (iv) Platinum agreed to pay to the Company $750,000 (the “Platinum Purchase Price”).

Pursuant to the terms of the Platinum SPA, on November 17, 2021, Terra issued to Platinum a secured convertible promissory note (the “Platinum Note”) with a maturity date of May 17, 2022 (the “Maturity Date”), in the principal amount of $937,500. The Company acted as guarantor on the Platinum Note. Pursuant to the terms of the Platinum Note, Terra agreed to pay to Platinum $937,500 (the “Platinum Principal Amount”), with a purchase price of $750,000 plus an original issue discount in the amount of $187,500 (the “OID”), and to pay interest on the Principal Amount at the rate of 1% per annum.

Any amount of principal, interest or other amount due on the Platinum Note that is not paid when due will bear interest at the rate of the lesser of (i) 12%, or (b) the maximum rate allowed by law.

Platinum may, at any time, convert all or any portion of the then outstanding and unpaid principal amount and interest into shares of the Company’s common stock at a conversion price of $3.35 per share. The Platinum Note has a 4.99% equity blocker; provided, however, that the 4.99% equity blocker may be waived (up to 9.99%) by Platinum, at Platinum’s election, on not less than 61 days’ prior notice to the Company.

On November 17, 2021, Platinum paid the Platinum Purchase Price of $750,000 in exchange for the Platinum Note. Terra intends to use the proceeds for the acquisition of the Mullins IP and thereafter for working capital and other general purposes.

Terra may prepay the Platinum Note at any time in accordance with the terms of the Platinum Note.

Except as related to the next transaction after the issue date of the Platinum Note conducted on the Company’s behalf by the Maxim Group LLC, Terra and the Company agreed to pay to Platinum on an accelerated basis, any outstanding Principal Amount of the Platinum Note, along with all unpaid interest, and fees and penalties, if any, from the sources of capital below, at Platinum’s discretion, it being acknowledged and agreed by Platinum that the Company and Terra have the right to make bona fide payments to vendors with Company common stock:

●	At Platinum’s option, 15% of the net cash proceeds of any future financings by the Company, Terra or any subsidiary, whether debt or equity, or any other financing proceeds such as cash advances, royalties or earn-out payments.
●	All net proceeds from any sale of assets of the Company, Terra or any subsidiaries other than sales of inventory in the ordinary course of business or receipt by the Company or any subsidiaries of any tax credits or collections pursuant to any settlement or judgement.
●	Net proceeds resulting from the sale of any assets outside of the ordinary course of business or securities in any subsidiary.

Platinum Point Capital Common Stock Purchase Warrant

Also on November 17, 2021, pursuant to the terms of the Platinum SPA, the Company issued to Platinum a common stock purchase warrant (the “Platinum Warrant”) for the purchase of 111,940 shares of the Company’s common stock. The per share exercise price under the Platinum Warrant is, subject to adjustment as described therein, $3.35. The Platinum Warrant is exercisable during the period commencing on November 17, 2021 and ending at 5:00 p.m., New York City time, on November 17, 2024.

December 2021 Registered Direct Offering

On December 14, 2021, the Company entered into a Securities Purchase Agreement with an accredited institutional investor (the “Purchaser”) pursuant to which the Company agreed to issue to the Purchaser and the Purchaser agreed to purchase (the “Purchase”), in a registered direct offering, (i) $16,666,666 aggregate principal amount of the Company’s senior secured convertible notes, which notes are convertible into shares of the Company’s common stock, under certain conditions (the “Notes”); and (ii) warrants to purchase up to 5,833,334 shares of the Company’s common stock (the “Warrants”). The securities, including up to 68,557,248 shares of common stock issuable upon conversion under the Notes and up to 5,833,334 shares of common stock issuable upon exercise of the Warrants, are being offered by the Company pursuant to an effective shelf registration statement on Form S-3 (File No. 333-254278), which was declared effective by the SEC on March 22, 2021. The Purchase closed on December 14, 2021.

The Notes have an original issue discount of 10%, resulting in gross proceeds to the Company of $15,000,000. The Notes bear interest of 5% per annum and mature on June 14, 2023, unless earlier converted or redeemed, subject to the right of the Purchaser to extend the date under certain circumstances. The Company will make monthly payments on the first business day of each month commencing on the calendar month immediately following the sixth month anniversary of the issuance of the Notes through June 14, 2023, the maturity date, consisting of an amortizing portion of the principal of each Note equal to $1,388,888 and accrued and unpaid interest and late charges on the Notes. All amounts due under the Notes are convertible at any time, in whole or in part, at the holder’s option, into common stock at the initial conversion price of $2.00, which conversion price is subject to certain adjustments; provided, however, that the Notes have a 9.99% equity blocker. If an event of default occurs, the holder may convert all, or any part, of the principal amount of a Note and all accrued and unpaid interest and late charge at an alternate conversion price, as described in the Notes. Subject to certain conditions, the Company has the right to redeem all, but not less than all, of the remaining principal amount of the Notes and all accrued and unpaid interest and late charges in cash at a price equal to 135% of the amount being redeemed.

The Warrants are exercisable at an exercise price of $2.00 per share and expire on the fourth year anniversary of December 14, 2021, the initial issuance date of the Warrants.